Net Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock [Member]
Antidiluted securities	11,273,390	4,054,623	1,789,534
Stock Option [Member]
Antidiluted securities	20,246,077	0	4,114,655